RESERVES (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020
RESERVES [Abstract]
Share based payments reserve	$ 997,012	$ 1,311,675
Foreign currency translation reserve	(796,565)	(796,565)
Capital reserve	$ 200,447	$ 515,110